Earnings per share	9 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Earnings per share	Earnings per share

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	82.1	51.7	212.7	152.2
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	174.1	178.2	174.2	178.1
Basic earnings per share	€0.47	€0.29	€1.22	€0.85

For the three months and nine months period ended September 30, 2022, the number of shares in both the diluted and basic earnings per share calculation has been adjusted to include shares that the Company is obligated to issue in future periods, including 29,676 shares to be issued under the 2022 Non-Executive Restricted Stock Awards in July 2023, as well as 25,655 shares to be issued under the Company's Amended and Restated Long Term 2018 Incentive Plan ("LTIP") in 2023 as performance conditions have been met. Refer to Note 15 for further details. There is no adjustment to the profit for the period attributable to equity owners of the parent.

	For the three months ended September 30,		For the nine months ended September 30,
	2022	2021	2022	2021
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	82.1	51.7	212.7	152.2
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	174.1	178.2	174.2	178.1
Diluted earnings per share	€0.47	€0.29	€1.22	€0.85
The Ordinary Shares that could be issued to settle the Founder Preferred Shares Annual Dividend Amount are potentially dilutive, but as set out in Note 17, the Founder Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days of 2022.